Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Summary of Employee Benefits

	2021	2020	2019

Wages and salaries	1,055,959	483,600	348,731
Social security costs	258,488	138,960	117,604
Profit sharing and annual bonuses	61,629	89,973	45,596
Share-based payments	113,169	120,777	64,509
	1,489,245	833,310	576,440